Intangible assets - Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 16,201,739
Ending balance	12,040,289	$ 16,201,739
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,016,064	19,201,493
Additions	250,000	500,000
Acquisition of Lucid		6,314,571
Ending balance	26,266,064	26,016,064
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,814,325	5,777,102
Amortization	4,411,450	4,037,223
Ending balance	$ 14,225,775	$ 9,814,325